Subsequent Events (Details) - USD ($) $ / shares in Units, $ in Millions	Sep. 15, 2023	Jun. 30, 2023
Subsequent Event [Line Items]
Dividends Payable, Amount Per Share		$ 0.19
Subsequent events
Subsequent Event [Line Items]
Cash dividends	$ 7.9